CALVERT INCOME FUND

CALVERT SHORT DURATION INCOME FUND

CALVERT CORE BOND FUND

CALVERT HIGH YIELD BOND FUND

CALVERT BOND FUND

CALVERT GREEN BOND FUND

CALVERT MORTGAGE ACCESS FUND

(collectively, the “Funds”)

Supplement to Statutory Prospectus and Statement of Additional Information (“SAI”)

dated February 1, 2024

1.	The following replaces “Portfolio Managers” under “Fund Summaries – Calvert High Yield Bond Fund”:

Portfolio Managers

Stephen C. Concannon, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since June 2019.

Kelley Gerrity, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since December 1, 2023.

2.	The following replaces the first paragraph under “High Yield Bond Fund” in “Management and Organization” in the Funds’ statutory prospectus:

High Yield Bond Fund. Under its investment advisory agreement for the Fund, CRM receives a monthly advisory fee equal to 0.48% annually of the Fund’s average daily net assets. For the fiscal year ended September 30, 2023, the effective annual rate of advisory fee paid to CRM was 0.48% of average daily net assets. The portfolio managers of the Fund are Stephen C. Concannon (since June 2019) and Kelley Gerrity (since December 2023). Mr. Concannon and Ms. Gerrity are Managing Directors of Morgan Stanley and Vice Presidents of CRM, have been employees of the Eaton Vance organization for more than five years and currently manage other funds and portfolios.

3.	The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” in the Funds’ SAI:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Stephen C. Concannon
Registered Investment Companies(1)	6	$8,545.9	0	$0
Other Pooled Investment Vehicles	3	$349.1	0	$0
Other Accounts	25	$4,733.3	1	$553.6
Brian S. Ellis, CFA
Registered Investment Companies(1)	15	$14,240.0	0	$0
Other Pooled Investment Vehicles	1	$18.5	0	$0
Other Accounts	8	$624.4	0	$0
Kelley Gerrity
Registered Investment Companies(1)	7	$10,612.3	0	$0
Other Pooled Investment Vehicles	1	$20.6	0	$0
Other Accounts	0	$0	0	$0
Vishal Khanduja, CFA
Registered Investment Companies(1)	13	$13,586.8	0	$0
Other Pooled Investment Vehicles	1	$18.5	0	$0
Other Accounts	7	$603.8	0	$0

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Andrew Szczurowski(2)
Registered Investment Companies(1)	6	$11,337.5	0	$0
Other Pooled Investment Vehicles	1	$84.9	0	$0
Other Accounts	0	$0	0	$0
Alexander Payne(2)
Registered Investment Companies(1)	3	$5,074.8	0	$0
Other Pooled Investment Vehicles	1	$23.3	0	$0
Other Accounts	0	$0	0	$0
(1)	Includes each Fund as applicable.
(2)	This portfolio manager serves as portfolio manager of one or more registered investment companies and/or pooled investment vehicles that invest or may invest in one or more underlying registered investment companies and/or separate pooled investment vehicles in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended September 30, 2023 and in the Calvert family of funds as of December 31, 2023.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Income Fund
Brian S. Ellis, CFA	$100,001-$500,000	$500,001-$1,000,000,
Vishal Khanduja, CFA	$50,001-$100,000	$100,001-$500,000
Short Duration Income Fund
Brian S. Ellis, CFA	$50,001-$100,000	$500,001 - $1,000,000
Vishal Khanduja, CFA	$50,001-$100,000	$100,001-$500,000
Core Bond Fund
Brian S. Ellis, CFA	$1-$10,000	$500,001-$1,000,000
Vishal Khanduja, CFA	None	$100,001-$500,000
High Yield Bond Fund
Stephen C. Concannon	None	None
Kelley Gerrity	None	None
Bond Fund
Brian S. Ellis, CFA	$10,001-$50,000	$500,001-$1,000,000
Vishal Khanduja, CFA	$50,001-$100,000	$100,001-$500,000
Green Bond Fund
Brian S. Ellis, CFA	$1-$10,000	$100,001-$500,000
Vishal Khanduja, CFA	$1-$10,000	$100,001-$500,000
Mortgage Access Fund
Andrew Szczurowski	$500,001-$1,000,000	$100,001-$500,000
Alexander Payne	$50,001-$100,000	$50,001-$100,000

October 23, 2024	48561-00 10.23.24